Consolidated statements of cash flows - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1],[2]	£ 3,309	£ 3,970	£ 3,212
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		15,456	(49,771)	(37,824)
Other non-investment and non-cash assets		(3,503)	(968)	(2,490)
Policyholder liabilities (including unallocated surplus)		(17,392)	44,877	31,135
Other liabilities (including operational borrowings)		4,344	3,360	7,861
Interest income and expense and dividend income included in result before tax		(7,861)	(8,994)	(9,749)
Operating cash items:
Interest receipts and payments		5,793	6,900	7,886
Dividend receipts		2,361	2,612	2,286
Tax paid	[3]	(625)	(915)	(950)
Other non-cash items		582	549	834
Net cash flows from operating activities		2,464	1,620	2,201
Cash flows from investing activities
Purchases of property, plant and equipment		(289)	(134)	(348)
Proceeds from disposal of property, plant and equipment		4		102
Acquisition of businesses and intangibles	[4]	(504)	(351)	(303)
Sale of businesses	[4]		1,301
Net cash flows from investing activities		(789)	816	(549)
Equity capital:
Issues of ordinary share capital		17	21	13
Dividends paid		(1,244)	(1,159)	(1,267)
Net cash flows from financing activities		(544)	(1,702)	(371)
Net increase in cash and cash equivalents		1,131	734	1,281
Cash and cash equivalents at beginning of year		10,690	10,065	7,782
Effect of exchange rate changes on cash and cash equivalents		304	(109)	1,002
Cash and cash equivalents at end of year		12,125	10,690	10,065
Shareholder-backed
Structural borrowings of the Group:
Issue of subordinated debt, net of costs	[5]	1,630	565	1,227
Redemption of subordinated debt	[5]	(434)	(751)
Fees paid to modify terms and conditions of senior debt	[5]	(33)
Interest paid	[5]	(376)	(369)	(335)
With-profits
Structural borrowings of the Group:
Redemption of subordinated debt		(100)
Interest paid	[6]	£ (4)	£ (9)	£ (9)

[1]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[2]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.
[3]	Tax paid includes £134 million (2017: £298 million; 2016: £226 million) paid on profits taxable at policyholder rather than shareholder rates.
[4]	Cash flows arising from the ‘acquisition of businesses and intangibles’ and ‘sale of businesses’ include amounts paid for distribution rights and cash flows arising from the acquisitions and disposals of businesses (including subsidiaries acquired and disposed by with-profits funds for investment purposes).
[5]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, non-recourse borrowings of investment subsidiaries of shareholder-financed businesses and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.
[6]	Interest paid on structural borrowings of with-profits businesses relates solely to the £100 million 8.5 per cent undated subordinated guaranteed bonds, which contribute to the solvency base of the Scottish Amicable Insurance Fund (SAIF), a ring-fenced sub-fund of the UK with-profits fund. These bonds were redeemed in full on 30 June 2018. Cash flows in respect of other borrowings of with-profits funds, which principally relate to consolidated investment funds, are included within cash flows from operating activities.